INCOME TAXES - Schedule of Components of (Loss) Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES [Abstract]
United States	$ (265,532)	$ 124,736	$ 371,382
Foreign	55,327	42,247	(3,297)
(Loss) income before income taxes and equity earnings of affiliates	$ (210,205)	$ 166,983	$ 368,085